Commitments and Contingencies	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Unfunded Loan Commitments
As of March 31, 2021, we had unfunded commitments of $28,613 related to our loans held for investment that are not reflected in our condensed consolidated balance sheet. These unfunded commitments had a weighted average initial maturity of 2.6 years as of March 31, 2021. See Note 5 for further information related to our loans held for investment.